Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,697
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	3,547	3,308
Long-term debt	70,366	83,692
Other liabilities	31,092	29,185
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	26,052	36,319
Trading liabilities	64,088	71,032
Short-term borrowings	0	0
Long-term debt	122	402
Other liabilities	0	0
Total liabilities	90,262	107,753
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	122	402
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	94	431
Trading liabilities	38,681	44,635
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	38,622	44,466
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	6	6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,958	35,888
Trading liabilities	19,124	19,580
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,283	6,817
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,941	2,980
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1	16
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	3,809	2,971
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,190
Obligation to return securities received as collateral	3,946	5,828
Trading liabilities	930,013	685,197
Short-term borrowings	3,311	3,185
Long-term debt	57,529	66,493
Other liabilities	27,536	26,047
Total liabilities	1,166,138	916,921
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	14,228	19,500
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,692	20,162
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,564	12,200
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,821	3,885
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,895	5,812
Trading liabilities	9,301	11,356
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	829	1,130
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,835	5,552
Trading liabilities	7,591	9,432
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	51	16
Trading liabilities	461	404
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	920,251	673,437
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	717,248	470,284
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	91,846	95,916
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	37,018	35,897
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	58,497	45,343
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	507
Obligation to return securities received as collateral	193	0
Trading liabilities	7,343	9,200
Short-term borrowings	236	123
Long-term debt	12,715	16,797
Other liabilities	3,891	3,734
Total liabilities	24,378	30,361
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,576	9,488
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,585	6,825
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,909	1,849
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	112	0
Trading liabilities	21	65
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	112	0
Trading liabilities	13	65
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	81	0
Trading liabilities	7	28
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	7,315	9,107
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,588	1,341
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,836	2,941
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	1,022	2,940
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,520	1,256
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(873,684)	(631,432)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(335)	(596)
Total liabilities	(874,019)	(632,028)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(873,684)	(631,432)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	2,721	3,444
Customer deposits	4,599	3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	136,483	123,697
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	3,547	3,308
Long-term debt	70,366	83,692
Other liabilities	31,092	29,185
Total liabilities	406,759	423,007
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	14,288	19,500
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	27,268	29,650
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,271	19,427
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	5,730	5,734
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	4,101	6,243
Trading liabilities	48,003	56,056
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	39,451	45,596
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,947	5,552
Trading liabilities	7,610	9,503
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	26,090	35,904
Trading liabilities	19,592	20,012
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	60,165	57,929